Dividends - Summary of Dividends to Shareholders (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of Dividends [abstract]
Dividends to shareholders	£ 3,999	£ 3,977	£ 3,953